Net Loss per Share	12 Months Ended
Dec. 31, 2017
Net Loss per Share
Net Loss per Share

19.Net Loss per Share

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	For the Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Numerator:
Net (loss)/income	(222,003)	(44,453)	134,056
Accretion to redeemable non-controlling interest redemption value	—	(164)	(798)
Accretion to preferred share redemption value	(213,690)	(595,742)	(202,679)

Numerator for basic and diluted net loss per share calculation	(435,693)	(640,359)	(69,421)

Denominator:
Weighted average number of ordinary shares	5,364,536	7,189,933	12,500,821

Denominator for basic and diluted net loss per share calculation	5,364,536	7,189,933	12,500,821

Net loss per ordinary share
— Basic and diluted	(81.22)	(89.06)	(5.55)

The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	For the Year Ended December 31,
	2015	2016	2017
Restricted shares and stock options	2,715,984	733,756	1,094,413
Redeemable Convertible Preferred Shares	12,735,807	12,735,807	—